Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of pension and other post employment plan [line items]
Total pension and other post-employment benefit expense	$ 3,643	$ 3,502
Defined benefit pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Current service costs	74	89
Net interest expense (income)	(5)	2
Administrative expense	4	4
Defined benefit pension expense	73	95
Defined contribution pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Defined contribution pension expense	61	52
Defined benefit and contribution pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Total pension and other post-employment benefit expense	134	147
Other post employment benefit [member] | Other post employment benefit expense [member]
Disclosure of pension and other post employment plan [line items]
Current service costs	10	10
Net interest expense (income)	16	16
Remeasurements of other long term benefits	2
Defined benefit pension expense	28	26
Total pension and other post-employment benefit expense	$ 28	$ 26